SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------


                             DWS Equity Income Fund

The following information replaces similar disclosure in "The portfolio managers" section of the prospectus:

The following people handle the day-to-day management of the fund.



  David Hone, CFA                           Inna Okounkova
  Director of Deutsche Asset Management     Director of Deutsche Asset
  and Lead Portfolio Manager of the fund.   Management and Portfolio Manager of
  o   Joined Deutsche Asset Management      the fund.
      in 1996 as an equity analyst for      o   Lead portfolio manager for Asset
      consumer cyclicals, consumer              Allocation strategies: New York.
      staples and financials.               o   Joined Deutsche Asset Management
  o   Prior to that, eight years of             in 1999 as quantitative analyst,
      experience as an analyst for Chubb        becoming associate portfolio
      & Son.                                    manager in 2001.
  o   Portfolio manager for Large Cap       o   Joined the fund in 2005.
      Value; Lead portfolio manager for     o   BS, MS, Moscow State University;
      US Equity Income Fund Strategy:           MBA, University of Chicago
      New York.                                 Graduate School of Business.
  o   Joined the fund in 2003.
  o   BA, Villanova University.             Robert Wang
                                            Managing Director of Deutsche Asset
  Gary Sullivan, CFA                        Management and Portfolio Manager of
  Director of Deutsche Asset Management     the fund.
  and Portfolio Manager of the fund.        o   Joined Deutsche Asset Management
  o   Joined Deutsche Asset Management          in 1995 as portfolio manager for
      in 1996 and the fund in 2006.             asset allocation after 13 years
      Served as head of the High Yield          of experience of trading fixed
      group in Europe and as an Emerging        income, foreign exchange and
      Markets portfolio manager.                derivative products at J.P.
  o   Prior to that, four years at              Morgan.
      Citicorp as a research analyst and    o   Global Head of Quantitative
      structurer of collateralized              Strategies Portfolio Management:
      mortgage obligations.  Prior to           New York.
      Citicorp, served as an officer in     o   Joined the fund in 2005.
      the US Army from 1988 to 1991.        o   BS, The Wharton School,
  o   BS, United States Military Academy        University of Pennsylvania.
      (West Point); MBA, New York
      University, Stern School of
      Business.


               Please Retain This Supplement for Future Reference




January 23, 2007
                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group